Cover	12 Months Ended
Feb. 28, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No.1 to the Registration Statement on Form S-1 (Registration No. 333-288173) (this “Post-Effective Amendment”) is being filed by Artificial Intelligence Technology Solutions, Inc. (the “Company”) to update and restate the Registration Statement with current information, including information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended February 28, 2026, filed with the Securities and Exchange Commission on June 9, 2026 (the “Form 10-K”), which is incorporated herein by reference.
Entity Registrant Name	ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.
Entity Central Index Key	0001498148
Entity Tax Identification Number	27-2343603
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48220
City Area Code	(877)
Local Phone Number	787-6268
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48220
City Area Code	(877)
Local Phone Number	787-6268
Contact Personnel Name	Steven Reinharz